Property, Plant and Equipment, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Advances to suppliers of equipment	$ 71,314	$ 133,554
Interest expenses	911,277	739,009
Capitalized interest	241,923	178,460
Depreciation charge	438,661	372,558	329,440
Mining plant and equipment, net	483,167	421,642
Capitalized costs related to the Elga project	2,381,423	1,824,559
Loss resulting from write-off of equipment	11,429	11,006	10,776
Impairment of long-lived assets	338,972
Mining segment [Member]
Loss resulting from write-off of equipment	7,294	8,225	2,993
Steel segment [Member]
Loss resulting from write-off of equipment	3,463	1,965	3,039
Ferroalloy segment [Member]
Loss resulting from write-off of equipment	598	816	4,744
Energy segments [Member]
Loss resulting from write-off of equipment	74
Construction in progress [Member]
Mining plant and equipment, net	$ 181,838	$ 140,477